Investment in financial asset	6 Months Ended
Jun. 30, 2023
Investment in financial asset
Investments in financial assets

16. Investment in financial asset

At June 30, 2023, the investment in financial asset amounting to € 621,000 (December 2022: € 621,000) consists of the Company’s investment in Phoenicis Therapeutics Inc. In January 2021, Wings Therapeutics Inc. merged into Phoenicis Therapeutics Inc. by means of a non-cash transaction. ProQR holds a 3.9% interest in Phoenicis Therapeutics Inc.